Selected Quarterly Financial Data - Schedule of Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data [Line Items]
Revenues	$ 237,762	$ 157,187	$ 165,301	$ 178,925	$ 176,569	$ 181,066	$ 176,589	$ 172,812	$ 156,179	$ 630,918	$ 520,795	$ 677,982	$ 686,646	$ 659,475
Operating gross margin	48,139	16,405	34,038	46,440	54,018	44,399	49,966	40,797	21,204	118,908	134,496	150,901	156,366	73,167
Operating income	35,045	(8,317)	25,739	40,388	49,013	(133,215)	41,959	33,215	15,402	72,218	115,140	106,823	(42,639)	45,107
Net income (loss) attributable to controlling interest	$ 7,970	$ (20,098)	$ 10,936	$ 20,083	$ 26,392	$ (90,176)	$ 20,725	$ 14,173	$ 4,827	$ 16,843	$ 57,411	$ 37,313	$ (50,451)	$ (14,461)
Basic earnings per share - net income (loss)	$ 0.07	$ (0.17)	$ 0.09	$ 0.17	$ 0.23	$ (0.77)	$ 0.18	$ 0.12	$ 0.04	$ 0.14	$ 0.49	$ 0.32	$ (0.43)	$ (0.13)
Diluted earnings per share - net income (loss)	$ 0.07	$ (0.17)	$ 0.09	$ 0.17	$ 0.22	$ (0.77)	$ 0.18	$ 0.12	$ 0.04	$ 0.14	$ 0.48	$ 0.31	$ (0.43)	$ (0.13)